FORM NSAR-U
                          ANNUAL REPORT
               FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:        __/__/__ (a)
             or fiscal year ending:        12/31/99 (b)

Is this a transition report?   (Y/N)  N

Is this an amendment to a previous filing? (Y/N)  N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.
1. A. Registrant Name:
      Ohio National Variable Account R

   B. File Number:  811-4320

   C. Telephone Number:  (513) 794-6251

2. A. Street:   One Financial Way

   B. City:   Cincinnati

   C. State:   OH

   D. Zip Code:   45242      Zip Ext:

3. Is this the first filing on this form by Registrant?
   (Y/N)     N

4. If this the last filing on this form by Registrant?
   (Y/N)     N

5. Is Registrant a small business investment company(SBIC)?
   (Y/N)     N
   (if answer is Yes, complete only items 89 through 110).

6. Is Registrant a unit investment trust (UIT)? (Y/N)   Y
   (If answer is Yes, complete only items 111 through 132.)

7. A. Is Registrant a series or multiple portfolio company?
      (Y/N)
      (If answer is "N", go to item 8.)

   B. How many separate series or portfolios did Registrant have at the end of the period?

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FOR PERIOD ENDING  12/31/99

FILE NUMBER 811-4320


UNIT INVESTMENT TRUSTS

111. A. [/]  Depositor Name: Ohio National Life Insurance
             Company

     B. [/]  File Number (If any):

     C. [/]  City: Cincinnati  State: OH  Zip Code: 45242
             Zip Ext:

        [/]  Foreign Country:         Foreign Postal Code:

112. A. [/]  Sponsor Name: Ohio National Life Insurance
             Company

     B. [/]  File Number (If any):

     C. [/]  City: Cincinnati State: OH  Zip Code: 45242
             Zip Ext:
        [/]  Foreign Country:         Foreign Postal Code:

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FOR PERIOD ENDING  12/31/99

FILE NUMBER 811-4320


113. A. [/]  Trustee Name:
     B. [/]  City:       State:     Zip Code:        Zip Ext:
        [/]  Foreign Country:            Foreign Postal Code:

114. A. [/]  Principal Underwriter Name: Ohio National Equities, Inc.
     B. [/]  File Number:  8-49296

     C. [/]  City: Cincinnati State: OH  Zip Code: 45242
             Zip Ext:
        [/]  Foreign Country:          Foreign Postal Code:

115. A. [/]  Independent Public Accountant Name: KPMG LLP

        [/]  City: Cincinnati  State: OH  Zip Code: 45202
             Zip Ext:
        [/]  Foreign Country:          Foreign Postal Code:

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FOR PERIOD ENDING  12/31/99

FILE NUMBER 811-4320


116. Family of investment companies information:

     A. [/] Is Registrant part of a family of investment companies? (Y/N) Y

     B. [/] Identify the family in 10 letters:
            O H N A T L F U N D

     (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. [/] Is Registrant a separate account of an insurance company? (Y/N)  Y

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

     B. [/] Variable annuity contracts? (Y/N)  N

     C. [/] Schedules premium variable life contracts?
            (Y/N)  N

     D. [/] Flexible premium variable life contracts?
            (Y/N)  Y

     E. [/] Other types of insurance products registered under the Securities Act of 1933? (Y/N) N

118.    [/] State the number of series existing at the end
            of the period that had securities registered
            under the Securities Act of 1933:  27

119.    [/] State the number of new series for which
            registration statements under the Securities Act
            of 1933 became effective during the period:  13

120.    [/] State the total value of the portfolio securities
            on the date of deposit for the new series
            included in item 119 ($000's omitted):   $0

121.    [/] State the number of series for which a current
            prospectus was in existence at the end of the period: 27

122.    [/] State the number of existing series for which
            additional units were registered under the Securities Act of 1933 during the current period: 27

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FOR PERIOD ENDING  12/31/99

FILE NUMBER 811-4320


123.    [/] State the total value of the additional units
            considered in answering item 122 ($000's omitted):
            $18,158

124.    [/] State the total value of units of prior series
            that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series.)
            ($000's omitted):  $0

125.    [/] State the total dollar amount of sales loads
            collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000,s omitted): $0

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted): $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily
     (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                          Total       Total Income
                                           Number of     Assets      Distributions
                                            Series       ($000'S        ($000's
                                           Investing    omitted)        omitted)
A. U.S. Treasury direct issue ...........               $            $
B. U.S. Government agency ...............               $            $
C. State and municipal tax-free .........               $            $
D. Public utility debt .................                $            $
E. Broker or dealers debt or debt of
   brokers' or dealers' parent ..........               $            $
F. All other corporate intermed. & long-
   term debt ............................               $            $
G. All other corporate short-term debt...               $            $
H. Equity securities or brokers or
   dealers or parents of brokers or
   dealers ..............................               $            $
I. Investment company equity securities..     27        $164,472     $
J. All other equity securities ..........               $            $
K. Other securities .....................               $            $
L. Total assets of all series of
   Registrant ...........................               $164,472     $

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FOR PERIOD ENDING  12/31/99

FILE NUMBER 811-4320


128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) N

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N) N

130. [/] In computations of NAV or offering price per unit,
         is any part of the value attributed to instruments
         identified in item 129 derived from insurance or
         guarantees? (Y/N)   N

131.  Total expenses incurred by all series of Registrant
      during the current reporting period ($000's omitted):
      $901

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811-4320

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FOR PERIOD ENDING  12/31/99

FILE NUMBER 811-4320


This report is signed on behalf of the Registrant.

City of:  Cincinnati  State:  OH  Date:  02/29/99

Ohio National Variable Account R

By: /s/ Dennis R. Taney    Witness: /s/ Ronald R. Benedict


Dennis R. Taney                 Ronald R. Benedict
Treasurer                       Secretary